James Alpha Funds Trust

FUND	Class A	Class C	Class I	Class R6
James Alpha Global Real Estate Investments Fund	JAREX	JACRX	JARIX	JARSX
James Alpha Hedged High Income Fund	INCAX	INCCX	INCIX	INCSX
James Alpha Macro Fund	N/A	N/A	GRRIX	GRRSX
James Alpha Managed Risk Domestic Equity Fund	JDAEX	JDCEX	JDIEX	JDSEX
James Alpha Multi Strategy Alternative Income Fund	JAAMX	JACMX	JAIMX	JASMX

(each a “Fund” and collectively the “Funds”)

Supplement dated July 9, 2021 to the Prospectus, Summary Prospectuses, and
Statement of Additional Information of the Funds, each dated March 22, 2021

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectuses, and Statement of Additional Information.

Effective on or about August 23, 2021, the name of each Fund will change as set forth below.

Current Fund Name	New Fund Name
James Alpha Global Real Estate Investments Fund	Easterly Global Real Estate Fund
James Alpha Hedged High Income Fund	Easterly Hedged High Income Fund
James Alpha Macro Fund	Easterly Global Macro Fund
James Alpha Managed Risk Domestic Equity Fund	Easterly Hedged Equity Fund
James Alpha Multi Strategy Alternative Income Fund	Easterly Multi Strategy Alternative Income Fund

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated March 22, 2021. Please retain this Supplement for future reference.